Segment information - Geographical information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total net revenue from continued and discontinued operations	€ 1,112,248	€ 313,165	€ 783,528
Net revenue - discontinued operations		(37,516)	(543,804)
Total net revenues from continuing operations	€ 1,112,248	€ 275,649	€ 239,724
Gilead [member]
Disclosure of operating segments [line items]
Percentage of total net revenues from continuing operations	97.00%	87.00%	100.00%
Alfasigma [member]
Disclosure of operating segments [line items]
Percentage of total net revenues from continuing operations	3.00%	13.00%
United States of America
Disclosure of operating segments [line items]
Total net revenue from continued and discontinued operations	€ 1,081,144	€ 266,588	€ 665,174
Net revenue - discontinued operations		(25,802)	(425,466)
Total net revenues from continuing operations	1,081,144	240,786	239,708
Europe
Disclosure of operating segments [line items]
Total net revenue from continued and discontinued operations	31,104	46,577	118,354
Net revenue - discontinued operations		(11,714)	(118,338)
Total net revenues from continuing operations	€ 31,104	€ 34,863	€ 16